Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Blue Earth, Inc.
Document Type	POS AM
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001422109
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,882,549
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 14,397,464